OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 690	$ 1,071
Government authorities	34	75
Receivables from foreign currency derivative contracts	17	7
Other accounts receivable and prepaid expenses	$ 741	$ 1,153